Schedule of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Marketplace Technologies Nigeria Limited [Member]
Country of Incorporation	Nigeria
Ownership Percentage	100.00%	100.00%
Functional Currency	Nigerian Naira
Red Cloud Peru S.A.C [Member]
Country of Incorporation	Peru
Ownership Percentage	100.00%	100.00%
Functional Currency	Peruvian Sol
Red Cloud Technology Argentina SA [Member]
Country of Incorporation	Argentina
Ownership Percentage	100.00%	100.00%
Functional Currency	United States Dollar
Red Cloud IP Limited [Member]
Country of Incorporation	United Kingdom
Ownership Percentage	100.00%	100.00%
Functional Currency	British Pound
Red Cloud Technologies Brazil Servicos Digitais Ltda [Member]
Country of Incorporation	Brazil
Ownership Percentage	100.00%	100.00%
Functional Currency	Brazilian Real
RedCloud Technologies (Pty) Ltd [Member]
Country of Incorporation	South Africa
Ownership Percentage	100.00%	100.00%
Functional Currency	South African Rand
RedCloud Technologies (Portugal) Unipessoal Lda [Member]
Country of Incorporation	Portugal
Ownership Percentage	100.00%	100.00%
Functional Currency	European Euro
Red Cloud Technologies, Inc. [Member]
Country of Incorporation	United States
Ownership Percentage	100.00%	100.00%
Functional Currency	United States Dollar
Red Cloud Technologies UK Ltd [Member]
Country of Incorporation	United Kingdom
Ownership Percentage	100.00%	100.00%
Functional Currency	British Pound